Taxation - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Taxation
Unrecognized deferred tax asset resulting from loss carryforward	$ 22	$ 25
Deferred tax asset	$ 0